Revision to Previously Reported Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Revision to Previously Reported Financial Statements [Abstract]
Schedule of Revision to Previously Reported Financial Statements	December 31, 2021:
As of December 31, 2021	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	$(21,395,266)	$90	$21,395,176
Shares of Class B common stock	6,900,000	(900,000)	6,000,000
March 31, 2022 (unaudited):
As of March 31, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	690	(90)	600
Accumulated deficit	(18,015,769)	90	(18,015,679)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000
June 30, 2022 (unaudited):
As of June 30, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	(15,181,493)	90	(15,181,403)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000
September 30, 2022 (unaudited):
As of September 30, 2022	As Previously Reported	Adjustment	As Revised
Class B common stock	$690	$(90)	$600
Accumulated deficit	(13,439,088)	90	(13,438,998)
Shares of Class B common stock	6,900,000	(900,000)	6,000,000

Statement of Changes in Stockholders’ Deficit:	Statement of Changes in Stockholders’ Deficit:
	Common Stock								Accumulated Deficit				Total Shareholder’s Deficit
	Class A		Class B As Previously Reported		Class B Adjustment		Class B As revised		Additional Paid-in Capital	As Previously Reported	Adjustment	Revised
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance – April 20, 2021	—	$—	—	$—	—	$—	—	$—	$—	$—	$—	$—	$—
Issuance of Class B common stock to Sponsor	—	—	6,900,000	690	—	—	6,900,000	690	24,310	—	—	—	25,000
Excess of cash received over fair value of private placement warrants	—	—	—	—	—	—	—	—	3,219,000	—	—	—	3,219,000
Contributions from Sponsor upon transferring Founder Shares to anchor investors	—	—	—	—	—	—	—	—	3,199,500	—	—	—	3,199,500
Accretion on Class A common stock subject to possible redemption	—	—	—	—	—	—	—	—	(6,442,810)	(22,389,913)	—	(22,389,913)	(28,832,723)
Forfeiture of Class B common stock shares from Sponsor	—	—	—	—	(900,000)	(90)	(900,000)	(90)	—	—	90	90	—
Net income	—	—	—	—	—	—	—	—	—	994,647	—	994,647	994,647
Balance – December 31, 2021	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(21,395,266)	90	(21,395,176)	(21,394,576)
Net income	—	—	—	—	—	—	—	—	—	3,379,497	—	3,379,497	3,379,497
Balance – March 31, 2022 (unaudited)	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(18,015,769)	90	(18,015,679)	(18,015,079)
Net income	—	—	—	—	—	—	—	—	—	2,834,276	—	2,834,276	2,834,276
Balance – June 30, 2022 (unaudited)	—	—	6,900,000	690	(900,000)	(90)	6,000,000	600	—	(15,181,493)	90	(15,181,403)	(15,180,803)
Increase in redemption value of Class A ordinary shares subject to possible redemption	—	—	—	—	—	—	—	—	—	(648,626)	—	(648,626)	(648,626)
Net income	—	—	—	—	—	—	—	—	—	2,391,031	—	2,391,031	2,391,031
Balance – September 30, 2022 (unaudited)	—	$—	6,900,000	$690	(900,000)	$(90)	6,000,000	$600	$—	$(13,439,088)	$90	$(13,438,998)	$(13,438,398)